Capital and Other Components of Equity - Summary of Changes in Value of Equity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding, Weighted average exercise price	$ 28.64
Warrants outstanding, Weighted average exercise price	$ 13.24		$ 28.64
Number of warrants outstanding, beginning balance	1,925,929	497,355	497,355
Number of warrants issued	3,891,052		1,428,574	497,355
Number of warrants exercised	1,173,970
Number of warrants outstanding, ending balance	4,643,011	497,355	1,925,929	497,355
Number of warrants exercisable	119,286
Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding, Weighted average exercise price	$ 325.34	$ 325.34	$ 325.34	$ 325.34
Issued, Weighted average exercise price	0.0001		0.0035
Exercised, Weighted average exercise price	0.0001		0.0035
Warrants outstanding, Weighted average exercise price	325.34	325.34	325.34	325.34
Warrants exercisable, Weighted average exercise price	$ 325.34	$ 317	$ 325.34	$ 325.34
Number of warrants outstanding, beginning balance	176,429	176,429	176,429	176,429
Number of warrants issued	645,526		185,715
Number of warrants exercised	(645,526)		(185,715)
Number of warrants outstanding, ending balance	176,429	176,429	176,429	176,429
Number of warrants exercisable	176,429	162,144	176,429	147,858